Business and Summary of Significant Accounting Principles (Depreciation) (Details)	12 Months Ended
Dec. 31, 2014
Technology Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Technology Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	20 years
Fiber optic cable systems [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	15 years
Fiber optic cable systems [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	25 years
Cable transmission equipment and distribution facilities [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Cable transmission equipment and distribution facilities [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	30 years
Support equipment and systems [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Support equipment and systems [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	20 years
Transportation Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Transportation Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	13 years
Assets Held under Capital Leases [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	12 years
Assets Held under Capital Leases [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	20 years
Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	25 years
Customer premise equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	2 years
Customer premise equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	20 years
Studio equipment | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	10 years
Studio equipment | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	15 years